Derivative Instruments	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
3. Derivative Instruments

We use a variety of derivative instruments to manage risks, primarily equity, interest rate, credit, foreign currency and market volatility. See
Note 1 – Business, Basis of Presentation and Significant Accounting Policies for a description of our accounting policies for derivatives and Note 5 – Fair Value for information about the fair value hierarchy for derivatives.
The following table presents the notional amount and fair value of derivative instruments:

	December 31,
	2016			2015
	Notional Amount	Fair Value		Notional Amount	Fair Value
(In millions)		Assets	Liabilities		Assets	Liabilities
Derivatives designated as hedges
Foreign currency swaps	289	$11	$4	177	$14	$—
Interest rate swaps	302	—	14	—	—	—
Total derivatives designated as hedges		11	18		14	—
Derivatives not designated as hedges
Equity options	26,822	1,336	—	25,176	831	—
Futures	—	9	—	—	9	1
Total return swaps	41	2	—	54	—	—
Foreign currency swaps	43	5	—	47	5	—
Interest rate swaps	568	1	5	859	2	8
Credit default swaps	10	—	7	10	—	7
Variance swaps	—	—	—	—	5	—
Foreign currency forwards	805	6	10	367	5	1
Embedded derivatives
Funds withheld	—	140	6	—	36	35
Interest sensitive contract liabilities	—	—	5,283	—	—	4,477
Total derivatives not designated as hedges		1,499	5,311		893	4,529
Total derivatives		$1,510	$5,329		$907	$4,529

Derivatives Designated as Hedges

Foreign currency swaps – We use foreign currency swaps to convert foreign currency denominated cash flows of an investment to U.S. dollars to reduce cash flow fluctuations due to changes in currency exchange rates. Certain of these swaps are designated and accounted for as cash flow hedges, which will expire by June 2043. During the years ended December 31, 2016, 2015 and 2014, we had foreign currency swap losses of $5 million, gains of $9 million and losses of $7 million, respectively, recorded in AOCI. There were no amounts reclassified to income and no amounts deemed ineffective for the years ended December 31, 2016, 2015 and 2014.

Interest rate swaps – We use interest rate swaps to reduce market risks from interest rate changes and to alter interest rate exposure arising from duration mismatches between assets and liabilities. Certain of these swaps entered into during the year ended December 31, 2016 are designated as fair value hedges. With an interest rate swap, we agree with another party to exchange the difference between fixed-rate and floating-rate interest amounts tied to an agreed-upon notional principal amount at specified intervals.

The following table represents the gains and losses on derivatives and the related hedged items in fair value hedge relationships, recorded in interest sensitive contract benefits on the consolidated statements of income:

(In millions)	Year ended December 31, 2016
Loss recognized on derivative	$(14)
Gain recognized on hedged item	14
Ineffectiveness recognized on fair value hedges	$—

Derivatives Not Designated as Hedges

Equity options – We use equity indexed options to economically hedge fixed indexed annuity products that guarantee the return of principal to the policyholder and credit interest based on a percentage of the gain in a specified market index, primarily the S&P 500. To hedge against adverse changes in equity indices, we enter into contracts to buy the equity indexed options within a limited time at a contracted price. The contracts are net settled in cash based on differentials in the indices at the time of exercise and the strike price.

Futures – Futures contracts are purchased to hedge the growth in interest credited to the customer as a direct result of increases in the related indices. We enter into exchange-traded futures with regulated futures commission clearing brokers who are members of a trading exchange. Under exchange-traded futures contracts, we agree to purchase a specified number of contracts with other parties and to post variation margin on a daily basis in an amount equal to the difference in the daily fair values of those contracts.

Total return swaps – We purchase total rate of return swaps to gain exposure and benefit from a reference asset without ownership. Total rate of return swaps are contracts in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of the underlying asset, which includes both the income it generates and any capital gains.

Credit default swaps – Credit default swaps provide a measure of protection against the default of an issuer or allow us to gain credit exposure to an issuer or traded index. We use credit default swaps coupled with a bond to synthetically create the characteristics of a reference bond. These transactions have a lower cost and are more liquid relative to the cash market. We receive a periodic premium for these transactions as compensation for accepting credit risk.

Hedging credit risk involves buying protection for existing credit risk. The exposure resulting from the agreements, which is usually the notional amount, is equal to the maximum proceeds that must be paid by a counterparty for a defaulted security. If a credit event occurs on a reference entity, then a counterparty who sold protection is required to pay the buyer the trade notional amount less any recovery value of the security.

Variance swaps – We have variance swaps to hedge the growth in interest credited to the customer as a direct result of changes in the volatility of the specified market index, primarily the S&P 500. In a variance swap transaction, we agree to exchange future realized volatility for current implied volatility. This type of contract pays the difference between the realized variance and a predefined strike multiplied by a notional value.

Foreign currency forwards – We use foreign currency forward contracts to hedge certain exposures to foreign currency risk. The price is agreed upon at the time of the contract and payment is made at a specified future date.

Embedded derivatives – We have embedded derivatives which are required to be separated from their host contracts and reported as derivatives. Host contracts include reinsurance agreements structured on a modco or funds withheld basis and indexed annuity products.

The following is a summary of the gains (losses) related to derivatives not designated as hedges:

	Years ended December 31,
(In millions)	2016	2015	2014
Equity options	$325	$(372)	$955
Futures	(19)	(3)	52
Total return swaps	5	—	11
Foreign currency swaps	14	12	3
Interest rate swaps	(1)	(4)	(4)
Foreign currency forwards	(2)	21	21
Embedded derivatives on funds withheld	274	69	(246)
Amounts recognized in investment related gains (losses)	596	(277)	792
Embedded derivatives in indexed annuity products[1]	(311)	158	(976)
Total gains (losses) for derivatives not designated as hedges	$285	$(119)	$(184)

[1] Included in interest sensitive contract benefits.

Credit Risk—We may be exposed to credit-related losses in the event of counterparty nonperformance on derivative financial instruments. Generally, the current credit exposure of our derivative contracts is the fair value at the reporting date less any collateral received from the counterparty.

We manage credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties. Where possible, we maintain collateral arrangements and use master netting agreements that provide for a single net payment from one counterparty to another at each due date and upon termination. We have also established counterparty exposure limits, where possible, in order to evaluate if there is sufficient collateral to support the net exposure.

Collateral arrangements typically require the posting of collateral in connection with its derivative instruments. Collateral agreements often contain posting thresholds, some of which may vary depending on the posting party's financial strength ratings. Additionally, a decrease in our financial strength rating to a specified level can result in settlement of the derivative position. As of December 31, 2016 and 2015, we had $25 million and $9 million, respectively, of collateral pledged to counterparties.

The estimated fair value of our net derivative and other financial assets and liabilities after the application of master netting agreements and collateral were as follows:

		Gross amounts not offset on the consolidated balance sheets
(In millions)	Gross amount recognized[1]	Financial instruments[2]	Collateral received/pledged	Net amount	Off-balance sheet securities collateral[3]	Net amount after securities collateral
December 31, 2016
Derivative assets	$1,370	$(8)	$(1,383)	$(21)	$(26)	$(47)
Derivative liabilities	(40)	8	25	(7)	—	(7)

December 31, 2015
Derivative assets	$871	$(7)	$(867)	$(3)	$(57)	$(60)
Derivative liabilities	(17)	7	9	(1)	—	(1)

[1] The gross amounts of recognized derivative assets and derivative liabilities are reported on the consolidated balance sheets. As of December 31, 2016 and 2015, amounts that are not subject to master netting agreements or similar agreements were immaterial.

[2] Represents amounts offsetting derivative assets and derivative liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or gross derivative liabilities for presentation on the consolidated balance sheets.

[3] For securities collateral received, we do not have the right to sell or re-pledge the collateral. As such, we do not record the securities on the consolidated balance sheets.

Certain derivative instruments contain provisions for credit-related events, such as downgrades in our credit ratings or for a negative credit event of a credit default swap's reference entity. If a credit event were to occur, we may be required to settle an outstanding liability. The following is a summary of our exposure to credit-related events:

	December 31,
(In millions)	2016	2015
Fair value of derivative liabilities with credit related provisions	$7	$7
Maximum exposure for credit default swaps	10	10

As of December 31, 2016 or 2015, no additional collateral would be required if a default or termination event were to occur.